RELATED PARTY TRANSACTIONS AND BALANCES - Balances (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Outstanding amounts due from related parties:
Other Receivables, Related Parties	¥ 51,403,428		¥ 54,318,280
Accounts receivables from related party	444,109,311		520,503,579
Other payables due to a related party:
Accounts payable - related parties	33,192,027	$ 4,888,657	36,309,710
Other payables to Desun for leasing of land and buildings	9,654,691		10,784,038
Other Payables, Related Parties	12,909,139		13,127,352
JinkoSolar Power Engineering Group Limited ("JinkoSolar Power") [Member]
Other payables due to a related party:
Accounts payable - related parties			748,615
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties			75,234
Other payables due to a related party:
Other Payables, Related Parties	666,900
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	27,635,879		21,995,622
Jiangxi Jinko Engineering For Outsourcing Services [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	23,767,549		32,247,424
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party			36,185,644
Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party	444,109,311		484,317,935
JinkoTiansheng Member [Member]
Other payables due to a related party:
Accounts payable - related parties	33,192,027		36,309,710
Jinko Power
Outstanding amounts due from related parties:
Other Assets, Related Parties	100,368,996		96,753,306
Notes receivables from JinkoPower for provision of guarantee	38,628,574		18,628,574
Other payables due to a related party:
Other Payables, Related Parties	¥ 2,587,548		¥ 2,343,314